CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2017 CNY (¥) shares
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Accrued expenses and other current liabilities	$ 84,851	¥ 579,533	¥ 414,371
Income taxes payable	6,631	45,291	37,563
Prepayments from customers	291,603	1,991,647	1,531,424
Short-term loan | ¥			5,000
Long-term loan , current portion	6,589	45,000
Deferred tax liabilities	3,445	23,528
Long-term loan	59,297	405,000
Unrecognized tax benefit	$ 2,589	¥ 17,685	¥ 13,012
Series A redeemable convertible preferred shares
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Redeemable convertible preferred shares, shares authorized (in shares)			1,890,686,563
Redeemable convertible preferred shares, shares issued (in shares)			1,890,686,563
Redeemable convertible preferred shares, shares outstanding (in shares)			1,890,686,563
Series A-1 redeemable convertible preferred shares
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Redeemable convertible preferred shares, shares authorized (in shares)			35,757,200
Redeemable convertible preferred shares, shares issued (in shares)			35,757,200
Redeemable convertible preferred shares, shares outstanding (in shares)			35,757,200
Class A ordinary shares
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Shares issued for each shares converted	1	1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	44,134,792,349
Ordinary shares, shares issued (in shares)	4,220,365,545	4,220,365,545	94,897,359
Ordinary shares, shares outstanding (in shares)	4,220,365,545	4,220,365,545	94,897,359
Class B ordinary shares
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000001
Ordinary shares, shares authorized (in shares)	2,296,842,016	2,296,842,016	2,439,484,566
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,439,484,566
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,439,484,566
Consolidated VIEs without recourse to the primary beneficiaries
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY
Accrued expenses and other current liabilities	$ 80,294	¥ 548,408	¥ 414,371
Income taxes payable	4,950	33,809	37,563
Prepayments from customers	291,603	1,991,647	1,531,424
Short-term loan	0	0	5,000
Long-term loan , current portion	6,589	45,000	0
Deferred tax liabilities	3,445	23,528	0
Long-term loan	59,297	405,000	0
Unrecognized tax benefit	$ 2,540	¥ 17,345	¥ 13,012